BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000
Commitments outstanding to extend credit	0
Short-term Debt	$ 938,425	$ 661,392	$ 748,749
Total long-term debt	0.44%	0.16%	0.16%
Short-term debt, rate (as a percent)	0.22%	0.17%	0.20%
Short-term debt, average for the year	$ 625,674	$ 746,976	$ 587,548
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 89,325	$ 103,192	$ 94,749
Total long-term debt	0.11%	0.05%	0.05%
Short-term debt, rate (as a percent)	0.07%	0.05%	0.08%
Short-term debt, average for the year	$ 73,191	$ 119,795	$ 115,486
Short-term debt, maximum month-end balances	123,374	132,332	158,911
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 849,100	$ 558,200	$ 654,000
Total long-term debt	0.47%	0.18%	0.17%
Short-term debt, rate (as a percent)	0.24%	0.19%	0.23%
Short-term debt, average for the year	$ 552,360	$ 627,181	$ 472,062
Short-term debt, maximum month-end balances	$ 849,100	$ 820,500	$ 654,000
Short-term Debt [Member]
Short-term Debt [Line Items]
Short-term debt, rate (as a percent)	3.30%	0.00%	0.00%
Short-term debt, average for the year	$ 123	$ 0	$ 0
Short-term debt, maximum month-end balances	$ 15,000	$ 0	$ 0